Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LORD ABBETT SERIES FUND INC
Entity Central Index Key	0000855396
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000020055
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond-Debenture Portfolio
Class Name	Class VC
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Bond-Debenture Portfolio for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond-Debenture Portfolio	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
AssetsNet	$ 1,113,976,850
Holdings Count | Holding	931
Advisory Fees Paid, Amount	$ 2,589,430
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$1,113,976,850
# of Portfolio Holdings	931
Portfolio Turnover Rate	141%
Total Advisory Fees Paid	$2,589,430

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	4.31%
Basic Materials	5.05%
Communications	5.34%
Consumer Cyclical	10.89%
Consumer Non-cyclical	8.49%
Diversified	0.18%
Energy	12.45%
Financials	12.42%
Foreign Government	4.70%
Industrial	8.91%
Mortgage-Backed Securities	5.64%
Municipal	0.27%
Mutual Fund	0.19%
Technology	5.69%
U.S. Government	11.33%
Utilities	3.27%
Repurchase Agreements	0.87%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000020053
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Portfolio
Class Name	Class VC
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Portfolio for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Equity Portfolio	$56	1.08%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.08%
AssetsNet	$ 227,911,277
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 746,989
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$227,911,277
# of Portfolio Holdings	61
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$746,989

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.58%
Consumer Discretionary	6.73%
Consumer Staples	4.66%
Energy	9.29%
Financials	21.93%
Health Care	11.06%
Industrials	15.40%
Information Technology	13.96%
Materials	5.90%
Real Estate	3.06%
Utilities	3.02%
Repurchase Agreements	0.41%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000020057
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Portfolio
Class Name	Class VC
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Portfolio for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Opportunities Portfolio	$59	1.12%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.12%
AssetsNet	$ 82,922,746
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 273,335
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$82,922,746
# of Portfolio Holdings	72
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$273,335

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.65%
Consumer Discretionary	17.26%
Consumer Staples	1.02%
Financials	7.57%
Health Care	11.68%
Industrials	17.59%
Information Technology	32.08%
Real Estate	0.99%
Repurchase Agreements	1.63%
Money Market FundsFootnote Reference(a)	1.38%
Time DepositsFootnote Reference(a)	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000087850
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Portfolio
Class Name	Class VC
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Portfolio for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Developing Growth Portfolio	$55	1.04%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.04%
AssetsNet	$ 70,540,153
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 192,244
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$70,540,153
# of Portfolio Holdings	80
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$192,244

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	13.61%
Consumer Staples	7.10%
Financials	5.17%
Health Care	21.28%
Industrials	21.60%
Information Technology	28.01%
Repurchase Agreements	1.54%
Money Market FundsFootnote Reference(a)	1.52%
Time DepositsFootnote Reference(a)	0.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000020054
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Portfolio
Class Name	Class VC
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Portfolio for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dividend Growth Portfolio	$53	0.99%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%
AssetsNet	$ 186,149,130
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 501,108
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$186,149,130
# of Portfolio Holdings	51
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$501,108

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.59%
Consumer Discretionary	5.63%
Consumer Staples	7.51%
Energy	4.56%
Financials	19.16%
Health Care	12.63%
Industrials	7.17%
Information Technology	32.96%
Materials	4.50%
Utilities	3.56%
Repurchase Agreements	0.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000020056
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth & Income Portfolio
Class Name	Class VC
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth & Income Portfolio for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth & Income Portfolio	$49	0.93%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.93%
AssetsNet	$ 500,486,979
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 1,253,678
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$500,486,979
# of Portfolio Holdings	59
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$1,253,678

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.08%
Consumer Discretionary	4.78%
Consumer Staples	5.75%
Energy	9.15%
Financials	24.35%
Health Care	13.33%
Industrials	14.26%
Information Technology	11.57%
Materials	4.13%
Real Estate	3.12%
Utilities	3.43%
Repurchase Agreements	1.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000139705
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Portfolio
Class Name	Class VC
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Portfolio for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Income Portfolio	$41	0.82%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
AssetsNet	$ 126,368,509
Holdings Count | Holding	763
Advisory Fees Paid, Amount	$ 215,793
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$126,368,509
# of Portfolio Holdings	763
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$215,793

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	23.52%
Basic Materials	3.33%
Communications	2.25%
Consumer Cyclical	6.46%
Consumer Non-cyclical	6.01%
Energy	8.79%
Financials	27.01%
Foreign Government	0.54%
Industrial	3.59%
Mortgage-Backed Securities	6.93%
Technology	1.07%
U.S. Government	2.29%
Utilities	6.57%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000087852
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Portfolio
Class Name	Class VC
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Total Return Portfolio for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return Portfolio	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 642,399,137
Holdings Count | Holding	497
Advisory Fees Paid, Amount	$ 887,283
InvestmentCompanyPortfolioTurnover	198.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$642,399,137
# of Portfolio Holdings	497
Portfolio Turnover Rate	198%
Total Advisory Fees Paid	$887,283

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.99%
Basic Materials	2.04%
Communications	1.73%
Consumer Cyclical	2.77%
Consumer Non-cyclical	4.84%
Diversified	0.09%
Energy	6.11%
Financials	15.32%
Foreign Government	1.62%
Industrial	2.24%
Mortgage-Backed Securities	7.37%
Technology	1.30%
U.S. Government	35.91%
Utilities	3.42%
Repurchase Agreements	0.25%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000020060
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid-Cap Stock Portfolio
Class Name	Class VC
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Mid-Cap Stock Portfolio for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Stock Portfolio	$58	1.13%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%
AssetsNet	$ 250,705,644
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 921,232
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$250,705,644
# of Portfolio Holdings	65
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$921,232

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.00%
Consumer Discretionary	4.07%
Consumer Staples	4.85%
Energy	6.89%
Financials	17.80%
Health Care	9.82%
Industrials	22.83%
Information Technology	14.46%
Materials	6.52%
Real Estate	2.80%
Utilities	6.32%
Repurchase Agreements	0.75%
Money Market FundsFootnote Reference(a)	1.70%
Time DepositsFootnote Reference(a)	0.19%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.